SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

Wells Fargo Advantage Global Opportunities Fund

  WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS

Wells Fargo Advantage Special Small Cap Value Fund

(Each, a “Fund” and together, the “Funds”)

Effective immediately, Bryant VanCronkhite, CFA, CPA is added as a Portfolio Manager for each Fund. A biographical description for Mr. VanCronkhite is included among the Portfolio Manager biographies listed for the each Fund as follows:

“Mr. VanCronkhite joined Wells Capital Management in 2004, where he currently serves as a Portfolio Manager and Senior Analyst.”

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in each Fund’s Statement of Additional Information is amended to add the following information:

Bryant VanCronkhite, CFA, CPA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. VanCronkhite became portfolio manager of the Fund in November 2013. The information presented in this table is as of the Fund’s fiscal year end, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Bryant VanCronkhite, CFA, CPA	Global Opportunities Fund	$0

Portfolio Manager	Fund	Beneficial Ownership
Bryant VanCronkhite, CFA, CPA	Special Small Cap Value Fund	$0

November 22, 2013                                                                                                                 SCR113/P201SP